Subsequent Event	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Event

29.	SUBSEQUENT EVENT

29(a) CTW dividend payments

On March 12, 2021, the Board of Directors of Charoong Thai declared a cash dividend distribution to its shareholders amounted to $5.9 million (Baht 179.1 million, equivalent to Baht 0.45 per share), $ 2.9 million of which will be distributed to non-controlling interest. The dividend will be paid on May 14, 2021. This dividend distribution plan requires the approval of the 2021 Annual General Meeting of Shareholders of Charoong Thai.

29(b) Onerous contracts

The LME copper price rose sharply from US$7,742/ton on December 31, 2020 to US$9,476/ton on April 22, 2021, additional unrealized loss of US$ 4.6 million was recognized in the first quarter of 2021 for our Singapore subsidiary.

Other than the above events, the Company is not aware of any matter or circumstance that has significantly affected or may significantly affect the operations of the Company, the results of those operations, or the state of affairs of the Company.